EQUITY - Changes in Outstanding Shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Common Shares
Disclosure of classes of share capital [line items]
Balance at January 1, (in shares)	185,283,323	187,920,656
Shares assigned (repurchased) and other changes (in shares)	(819,483)	(2,907,702)
Balance at December 31, (in shares)	184,747,890	185,283,323
Special Voting Shares
Disclosure of classes of share capital [line items]
Balance at January 1, (in shares)	63,346,921	56,492,874
Shares assigned (repurchased) and other changes (in shares)	1	6,854,047
Balance at December 31, (in shares)	63,346,922	63,346,921
Total
Disclosure of classes of share capital [line items]
Balance at January 1, (in shares)	248,630,244	244,413,530
Balance at December 31, (in shares)	248,094,812	248,630,244
PSU and RSU Awards Under Equity Incentive Plan | Common Shares
Disclosure of classes of share capital [line items]
Shares assigned (repurchased) and other changes (in shares)	284,050	270,369